Other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Severance indemnity	$ 1,230	$ 1,519
Contingent consideration payable related to AFV acquisition	0	1,240
Derivative Liability	72	86
Other long-term liabilities	1,302	2,845
Current portion (included in accounts payable and accrued liabilities, other payables)	0	(1,240)
Other long-term liabilities, less current portion	$ 1,302	$ 1,605